Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	$ 2,559	$ 1,655	$ 960
Exploration costs	(279)	(206)	(150)
General and administrative expense	(287)	(228)	(158)
Market development costs	(9)	(14)	(10)
Non-hedge derivative gain/(loss) and movement on bonds	196	(786)	(1,452)
Taxation benefit/(expense)	(705)	(255)	33
Noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	6,962	2,690	3,599
Total revenues from product sales	6,570	5,334	3,784
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	798	729	637
Depreciation, depletion and amortization	789	720	615
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	2,559	1,655	960
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	11,185	10,388	10,662
Assets held for sale	1	16
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	1,527	1,015	1,027
Total expenditure for additions to long-lived assets	1,439	973	1,019
Interest Revenue (Expense), Net [Abstract]
Interest revenue	52	43	54
Interest expense	178	151	123
Equity income/(loss) in associates	59	40	88
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	1,021	675	574
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	2,561	875	1,374
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	360	357	281
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	1,021	675	574
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	2,974	3,370	3,354
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	549	430	395
Interest Revenue (Expense), Net [Abstract]
Interest revenue	28	27	30
Interest expense	5	7	4
Equity income/(loss) in associates	(2)	(1)	(2)
South Africa [Member] | Tau Lekao [Member]
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Assets held for sale	0	0	73
South Africa [Member] | Rand Refinery [Member]
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Assets held for sale	1	1	1
South Africa [Member] | Iss International Limited And Iss Pacific Limited [Member]
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Assets held for sale	0	15	0
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	941	493	199
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	2,529	1,038	1,242
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	223	185	207
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	941	493	199
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	4,365	4,093	4,055
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	418	232	196
Interest Revenue (Expense), Net [Abstract]
Interest revenue	14	3	3
Interest expense	1	7	4
Equity income/(loss) in associates	89	69	102
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	38	158	(15)
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	385	206	291
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	42	35	38
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	38	158	(15)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	714	534	496
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	102	40	177
Interest Revenue (Expense), Net [Abstract]
Interest revenue	4	2	12
Interest expense	0	1	2
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	751	508	335
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	1,487	571	692
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	173	152	111
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	751	508	335
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	2,527	2,170	2,012
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	452	309	257
Interest Revenue (Expense), Net [Abstract]
Interest revenue	4	10	8
Interest expense	3	3	12
Other Areas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	(192)	(179)	(133)
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	(192)	(179)	(133)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	605	221	745
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	6	4	2
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1	1
Interest expense	169	133	101
Equity income/(loss) in associates	(28)	(28)	(12)
Significant Reconciling Items [Member]
Segment Reporting Information, Revenues from Product Sales [Abstract]
Less: Equity method investments included above	(392)	(331)	(358)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	0	2,975	543
Depreciation And Amortization [Abstract]
Less: Equity method investments included above	(9)	(9)	(22)
Geographic Areas Expenditure Long Lived Assets [Abstract]
Less: Equity method investments included above	(88)	(42)	(8)
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	2,561	2,207	1,665
Entity-Wide Disclosure, Material Long-lived Assets	2,151	2,458	2,176
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	767	599	437
Entity-Wide Disclosure, Material Long-lived Assets	950	768	689
Ghana [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	802	566	513
Entity-Wide Disclosure, Material Long-lived Assets	2,034	1,924	1,887
Tanzania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	753	0	0
United States Of America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Long-lived Assets	$ 810	$ 719	$ 671